N-2	Jul. 31, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001609211
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-000000
Investment Company Act File Number	811-22973
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	20
Entity Registrant Name	AMG PANTHEON FUND, LLC
Entity Address, Address Line One	680 Washington Boulevard, Suite 500
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	(877)
Local Phone Number	355-1566
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jul. 31, 2023
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risk Factors	While the benefits of investing in private equity may be considerable, private equity is not for everyone. Private equity investments involve significant risks, including a total loss of capital. The risks associated with private equity arise from several factors including: limited diversification, the use of leverage, limited liquidity and capital calls made on short notice (failure by the Master Fund to meet capital call obligations may result in significantly negative consequences including a total loss of investment). Except as otherwise noted herein, references in this section to the “Master Fund” also include the Subsidiaries, which share the same risks as the Master Fund. Additional risks involved in investing in the Fund include:
General Risks
•	Loss of capital, up to the entire amount of an Investor’s investment.
•	Investing indirectly in Investment Funds that may be newly organized and therefore have no, or only limited, operating histories.
•
The Fund’s Units represent illiquid securities of an unlisted closed‑end fund, are not listed on any securities exchange or traded in any other market, and are subject to substantial limitations on transferability.

•	The Adviser and Investment Fund Managers may face conflicts of interest.
Investment Program Risks
•
The Fund’s performance depends upon the performance of the Master Fund and the Investment Fund Managers and selected strategies, the adherence by such Investment Fund Managers to such selected strategies, the instruments used by such Investment Fund Managers, the Adviser’s ability to select Investment Fund Managers and strategies and effectively allocate Master Fund assets among them and the co‑investments selected by the Adviser. The Fund is organized to provide Investors with a multi-strategy investment program and not as an indirect way to gain access to any particular Investment Fund.

•
The Fund’s investment portfolio through the Master Fund will consist of Investment Funds which hold securities issued primarily by privately held companies, and will also consist of investments directly in companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.
•
The securities in which an Investment Fund Manager may invest, or in which the Master Fund may invest directly as a co‑investment, may be among the most junior in a portfolio company’s capital structure and, thus, subject to the greatest risk of loss. Generally, there will be no collateral to protect an investment once made.

•
Subject to the limitations and restrictions of the 1940 Act, the Fund and the Master Fund may borrow money or otherwise utilize leverage through a credit facility or other arrangements for investment purposes, to satisfy repurchase requests and for other temporary purposes, which may increase the Fund’s volatility.

•
Subject to the limitations and restrictions of the 1940 Act, the Master Fund may use derivative transactions, primarily equity options and swaps, for hedging purposes. Options and swaps transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non‑correlation with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or the clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Master Fund could present significant risks, including the risk of losses in excess of the amounts invested.

•
An Investment Fund Manager’s investments, depending upon strategy, and the Master Fund’s co‑investments, may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.

•
Fund Investors will bear two layers of fees and expenses: asset-based fees and expenses at the Fund and the Master Fund level, and asset-based fees, carried interests, incentive allocations or fees and expenses at the Investment Fund level.

•
By investing in the Subsidiaries, the Master Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Master Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act and be subject to the same policies and restrictions as the Master Fund as they relate to the investment portfolio.

•
The Fund and the Master Fund are non‑diversified funds, which means that the percentage of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, although it will be limited by each of the Fund’s and the Master Fund’s intention to qualify as a RIC under the Code. As a result, the investment portfolios of the Fund and the Master Fund may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
•	Fund Investors will have no right to receive information about the Investment Funds or Investment Fund Managers, and will have no recourse against Investment Funds or their Investment Fund Managers.
•
Each of the Fund and the Master Fund (but not the Subsidiaries) intends to qualify as a RIC under the Code; this will limit the percentage of each Fund’s assets that may be invested in the securities of a single issuer. If either the Fund or the Master Fund fails to qualify as such, it may be subject to increased income tax liability.

•
The Fund and the Master Fund are subject to the risk that Investment Fund Managers may not provide information sufficient to ensure that each of the Fund and the Master Fund qualifies as a RIC under the Code.

•
The Master Fund is permitted to invest up to 25% of its total assets in the Corporate Subsidiary, a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary is organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and non‑U.S. sources, as well as any applicable state taxes, which will reduce the Master Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Master Fund. Changes in the tax laws of the United States and/or the State of Delaware could result in the inability of the Master Fund and/or the Corporate Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its members.

•
The Fund is subject to, and indirectly invests in Investment Funds that are subject to, risks associated with legal and regulatory changes applicable to private equity funds, such as the Investment Funds, hedge funds, and real estate funds.

•	The Fund may invest indirectly a substantial portion of its assets in Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy.
•
The Master Fund’s investments in Investment Funds, and many of the investments held by the Investment Funds, and the Master Fund’s co‑investments, will be priced in the absence of a readily available market and may be priced based on determinations of fair value. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Neither the Adviser nor the Board will be able to confirm independently the accuracy of the Investment Fund Managers’ valuations (which are unaudited, except at year‑end) or the co‑investment valuations. This risk is exacerbated to the extent that Investment Funds generally provide valuations only on a quarterly basis. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Units, on a monthly basis.

•
The Master Fund may not be able to vote on matters that require the approval of Investment Fund investors, including matters that could adversely affect the Master Fund’s investment in such Investment Fund.

•	The Fund, through the Master Fund, may receive from an Investment Fund an in‑kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
•	The Master Fund may invest in a number of Investment Funds, resulting in investment-related expenses that may be higher than if the Master Fund invested in only one Investment Fund.
•	Investment Funds located outside of the U.S. may be subject to withholding taxes in such jurisdictions, which may reduce the return of the Fund and its Investors.
•	Investment Funds will not be registered as investment companies under the 1940 Act, and, therefore, the Fund’s investments in Investment Funds will not benefit from the protections of the 1940 Act.
•
The Fund and the Master Fund are registered as investment companies under the 1940 Act, which may limit such funds’ investment flexibility or access to certain types of investments, including secondary investments, compared to a fund that is not so registered.

•	Investment Fund Managers may invest the Investment Funds’ assets in securities of early-stage venture investments which may result in or contribute to significant losses to the Fund.
•
To maintain liquidity and to fund Investment Fund capital calls, the Master Fund may invest in ETFs designed to track equity indexes and in cash and short-term securities. The Adviser expects that, even when fully invested, the Master Fund may from time to time hold up to 30% of its assets in liquid investments.

The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Master Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Master Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The risks of ETFs designed to track equity indexes may include passive strategy risk (the ETF may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country, or currency, which could cause returns to be lower or higher than if an active strategy were used), non‑correlation risk (the ETF’s return may not match the returns of the relevant index), equity securities risk (the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions), market trading risks (the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF), and concentration risk (to the extent the ETF or underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market).
•
The Master Fund may maintain a sizeable cash position in anticipation of funding capital calls. Even though the Master Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to an Investment Fund at the time of its admission to the Investment Fund. Instead, the Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Investment Fund.

Holding a sizeable cash position may result in lower returns than if the Master Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including an adverse impact on the Master Fund’s ability to fund capital contributions, the Fund’s ability to pay for repurchases of Units tendered by Investors or each of the Fund’s and the Master Fund’s ability to meet expenses generally. Moreover, if the Master Fund defaults on its commitment to an Investment Fund or fails to satisfy capital calls to an Investment Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Investment Fund. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow through a credit facility or other arrangements, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Master Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
•
Investment Fund Managers may invest the Investment Funds’ assets in securities of non‑U.S. issuers, including those in emerging markets, and the Master Fund’s assets may be invested in Investment Funds that may be denominated in non‑U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, the Master Fund and/or an Investment Fund may be subject to foreign taxation which may reduce the Fund’s yield.
Issuers of foreign securities are subject to different accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Investment Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit an Investment Fund’s ability to invest in securities of certain issuers located in those countries.
•
While the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Master Fund may be more concentrated due to its anticipated focus on co‑investments and/or secondaries. This increased concentration may subject the Master Fund, and thus the Fund, to greater risk and volatility than if the Master Fund were less concentrated. In addition, while the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Master Fund may hold a substantial portion of its assets in ETFs, cash and short term investments as it seeks desirable investments for the private equity portion of the Master Fund’s portfolio.

•
The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which focus on utilities infrastructure (e.g., conventional and renewable power and transmission, electricity, gas and water networks) and/or transportation infrastructure (e.g., airports, ports, railways, and roads). Concentration in these sectors may subject the Master Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

•
An Investment Fund Manager may focus on a particular industry or sector (e.g., energy, utilities, transportation, financial services, healthcare, real estate, credit, consumer products, natural resources, precious metals, industrials, and technology), which may subject the Investment Fund, and thus the Fund, through the Master Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

•
An Investment Fund Manager may focus on a particular country or geographic region, which may subject the Investment Fund, and thus the Fund, through the Master Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

•
An Investment Fund’s assets may be invested in a limited number of securities, or portfolio companies which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in a larger number of securities.

•	Secondary investments may be acquired based on incomplete or imperfect information, and may expose the Fund, through the Master Fund, to contingent liabilities, counterparty risks, reputational risks and execution risks. Additionally, the absence of a recognized “market” price means that the Master Fund cannot be assured that it is realizing the most favorable price in connection with trades in secondaries.

•
The realization of portfolio company investments made as co‑investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund or Master Fund, because the co‑investors may require an exit procedure requiring notification of the other co‑investors and possibly giving the other co‑investors a right of first refusal or other such contractually limiting right.

•
Third-party co‑investors may also have economic or business interests or goals that are inconsistent with those of the Fund or Master Fund, or may be in a position to take or block action in a manner contrary to the Fund’s or Master Fund’s investment objectives.

•
The Fund or Master Fund may indirectly make binding commitments to co‑investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such co‑investment vehicles.

•
The Fund and Master Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF UNITS
General
The Fund is a limited liability company organized under the laws of the state of Delaware and has elected to be treated as a RIC for U.S. federal income tax purposes. The Fund is authorized to issue an unlimited number of units and may divide the units into one or more Classes. The units are currently offered in five Classes: Class 1, Class 2, Class 3, Class 4 and Class 5. This Prospectus offers Class 1 Units of the Fund. Class 2, Class 3, Class 4, and Class 5 units are offered in a separate prospectus. Each Class has separate investment minimum and fee arrangements. The members of the Fund are entitled to one vote for each unit held of the Fund (or Class thereof), on matters on which units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non‑assessable. Any meeting of Investors may be called by the Board or Investors holding one‑third of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
An Investor is permitted to exchange units between Classes of the Fund, provided that the Investor’s aggregate investment meets the minimum initial investment requirements in the applicable Class, that the units of the applicable Class are eligible for sale in the Investor’s state of residence and that the units are otherwise available for offer and sale. Investors should review the prospectus for Class 2, Class 3, Class 4, and Class 5 units of the Fund to determine whether they are eligible to invest in such units. When an individual Investor cannot meet the initial investment requirements of the applicable Class, exchanges of units from one Class to the applicable Class will be permitted if such Investor’s investment is made by an intermediary that has discretion over the account and that has invested other clients’ assets in the Fund which when aggregated together with such Investor’s investment meet the initial investment requirements for the applicable Class. Investors will not be charged any fees by the Fund for such exchanges, nor shall any intermediary charge any fees for such exchanges. Additionally, the time period for determining the imposition of any early repurchase fee associated with the repurchase of an Investor’s units will not be affected by an exchange transaction. Ongoing fees and expenses incurred by a given Class will differ from those of other Classes, and an Investor receiving new units in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. Exchange transactions will be effected only into an identically registered account. Exchange transactions will not be treated as a redemption for federal income tax purposes. Investors should consult their tax advisors as to the federal, foreign, state and local tax consequences of an intra-Fund exchange. Such exchange transactions must be effected according to other applicable law. The Fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.
Investors are not liable for further calls or assessments, except that an Investor may be obligated to repay any funds wrongfully distributed to such Investor. The Fund will send periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors. Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, (i) those candidates for election to be a Director receiving a plurality of the votes cast at any meeting of Members shall be elected as Directors, and (ii) all other actions of the Members taken at a meeting shall require the affirmative vote of
Members holding a majority of the total number of votes eligible to be cast by those Members who are present in person or by proxy at such meeting.
Outstanding Securities as of June 1, 2023

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class 1 Units[1]	Unlimited	0	42,614,349
[1]	Prior to July 31, 2020, Class 1 was known as the Brokerage Class.

Security Dividends [Text Block]	Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Security Liquidation Rights [Text Block]
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.

Security Liabilities [Text Block]	The Fund is a limited liability company organized under the laws of the state of Delaware and has elected to be treated as a RIC for U.S. federal income tax purposes.
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	680 Washington Boulevard, Suite 500
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
Contact Personnel Name	Mark J. Duggan
Class 1 [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Class 1
Investor Transaction Expenses
Maximum sales load (as a percentage of purchase amount)	None
Maximum early repurchase fee (as a percentage of repurchased amount)(1)	2.00%

Annual Expenses (as a percentage of net assets attributable to Units)
Management Fee(2)	0.70%
Distribution and/or Service Fee(3)	0.75%
Other Expenses(4), (6)	0.79%
Acquired Fund Fees and Expenses (5)	1.07%
Total Annual Expenses	3.31%
(1)
A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Annual Expenses [Table Text Block]

Class 1
Investor Transaction Expenses
Maximum sales load (as a percentage of purchase amount)	None
Maximum early repurchase fee (as a percentage of repurchased amount)(1)	2.00%

Annual Expenses (as a percentage of net assets attributable to Units)
Management Fee(2)	0.70%
Distribution and/or Service Fee(3)	0.75%
Other Expenses(4), (6)	0.79%
Acquired Fund Fees and Expenses (5)	1.07%
Total Annual Expenses	3.31%
(2)
The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.

(3)
The Class 1 Units will pay the Distributor the Distribution and/or Service Fee at an annualized rate of 0.75% of the net assets of the Fund that are attributable to Class 1 Units, determined as of the end of each month. The Fund will also pay the Distributor an ongoing distribution and/or service fee with respect to each of the Class 2, Class 3, and Class 5 units of the Fund, which are offered in a separate prospectus. The Distribution and/or Service Fee is paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub‑accounting with respect to Units beneficially owned by Investors; and processing dividend payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to Selling Agents that provide distribution and investor services to Investors. For purposes of determining the Distribution and/or Service Fee payable to the Distributor for any month, net asset value is calculated prior to giving effect to the payment of the Distribution and/or Service Fee and prior to the deduction of any other asset-based fees (e.g., the management fee and any administration fee).

(4)
“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.

(5)
Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 1.07% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.

(6)
The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, the Master Fund and each Subsidiary (for purposes of this section, the Master Fund and the Subsidiaries are referred to collectively as the “Underlying Funds”) to waive the management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co‑investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co‑investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund, (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (h) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the Distribution and/or Service Fees (as applicable) paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Funds’ administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Funds’ professional fees (outside of professional fees related to transactions), the Funds’ organizational costs and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fee, the applicable Underlying Funds, will be obligated to pay the Adviser all such amounts paid, waived, or reimbursed by the Adviser pursuant to the Expense Cap, provided that (A) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (B) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (C) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty‑six (36) months after the date such amounts are paid, waived, or reimbursed by the Adviser. The Expense Limitation and Reimbursement Agreement shall remain in effect until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.

Management Fees [Percent]	0.70%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	1.07%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.79%	[5],[6]
Total Annual Expenses [Percent]	3.31%
Expense Example [Table Text Block]
Example
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class 1 Units	$54	$102	$173	$360
The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example above; if the actual return were greater, the amount of fees and expenses would increase.

Expense Example, Year 01	$ 54
Expense Example, Years 1 to 3	102
Expense Example, Years 1 to 5	173
Expense Example, Years 1 to 10	$ 360
Purpose of Fee Table , Note [Text Block]
The following table illustrates the expenses and fees that the Fund expects to incur and that Investors can expect to bear directly or indirectly. Investors will indirectly bear fees and expenses of the Master Fund, which are reflected in the following chart and in the example below.
The purpose of the table above is to assist you in understanding the various costs and expenses you will bear directly or indirectly as an Investor in the Fund. The table assumes the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Fund, see “Fees and Expenses.”

Other Expenses, Note [Text Block]	“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.
Management Fee not based on Net Assets, Note [Text Block]	The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategies	The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), a Delaware limited liability company also registered under the 1940 Act as a non‑diversified, closed‑end management investment company. The Master Fund has the same investment objective and identical investment policies as those of the Fund. This form of investment structure is commonly known as a “master-feeder fund” arrangement. In addition to units of the Master Fund, the Fund may hold a portion of its assets in cash to pay for current operating expenses. The Adviser also acts as investment adviser to the Master Fund.
Under normal circumstances, the Master Fund expects to invest, directly or indirectly, primarily in any of (i) private equity investments of any type, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and investments in companies that are typically made alongside one or more Investment Funds (“Co‑Investment Opportunities”), (ii) exchange-traded funds (“ETFs”) designed to track equity indexes and (iii) cash, cash equivalents and other short-term investments. The allocation among these types of investments may vary from time to time.
The Master Fund may make investments directly or indirectly through its two wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Each

Subsidiary has the same investment objective and strategies as the Master Fund and, like the Fund and the Master Fund, is managed by the Adviser. The Master Fund may invest up to 25% of its total assets in a wholly-owned subsidiary organized as a Delaware limited liability company (the “Corporate Subsidiary”). The Master Fund’s investment in the Corporate Subsidiary permits the Master Fund to pursue its investment objective and strategies in a potentially tax‑efficient manner. The Master Fund may also invest all or a portion of its assets in a second wholly-owned subsidiary organized as a Delaware limited liability company (the “Lead Fund”). The Lead Fund was organized for the purpose of facilitating the Master Fund’s use of a revolving credit facility (as discussed below).

Except as otherwise provided, references to the Fund’s investments also will refer to the Master Fund’s investments and each Subsidiary’s investments, in each case, for the convenience of the reader.
The Adviser believes that the Fund’s investment program will offer a unique approach to private equity investing for “accredited investors” (as used in this Prospectus, “Eligible Investors”) who previously have not had access to high quality private equity investment funds and co‑investments in portfolio companies. In pursuing the Fund’s investment objective, the Adviser will allocate capital in the private equity portion of its portfolio across primary and secondary investments in Investment Funds and co‑investments in portfolio companies. The Adviser will seek to invest across a broad spectrum of Investment Funds (e.g., buyout, growth capital, special situations, credit, private infrastructure, real estate, real assets, and other private asset funds), determined by a diverse selection of geographies (e.g., North America, Europe, Asia, and emerging markets) and vintage years (i.e., the year in which an Investment Fund begins investing).
Notwithstanding the foregoing, while the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Adviser to date has invested the private equity portion of its portfolio primarily in co-investments and/or secondaries of Investment Funds. At any given time, the Master Fund’s geographic diversification may be overweighted to one geography, with a corresponding underweighting of, or potentially even the exclusion of, other geographies. In addition, the Master Fund’s ability to access certain types of investment opportunities, including secondary investments, may be limited by legal, regulatory or tax considerations related to the Master Fund’s status as a registered investment company, resulting in periods during which the Master Fund may not have any exposure to such investments.
The Fund has been structured with the intent of seeking to alleviate or reduce a number of the burdens typically associated with private equity investing, such as funding capital calls on short notice, reinvesting distribution proceeds, meeting large minimum commitment amounts, and receiving tax reporting on potentially late Schedule K‑1s.
To maintain liquidity and to fund Investment Fund capital calls, the Master Fund may invest in ETFs designed to track equity indexes and, to a lesser extent, in cash and short-term securities. In addition, the Master Fund may use derivative instruments, primarily equity options and swaps, for hedging purposes to help protect the value of its ETF investments. Furthermore, the Master Fund may hold a substantial portion of the Master Fund’s assets in ETFs, cash and short term investments as it seeks desirable investments for the private equity portion of the Master Fund’s portfolio.
In addition to the foregoing, the Master Fund may utilize a revolving credit facility to satisfy repurchase requests, to meet capital calls and to otherwise provide the Master Fund with temporary liquidity.
The Master Fund has obtained an exemptive order from the SEC that permits the Master Fund to invest alongside affiliates, including certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 1
Security Voting Rights [Text Block]	All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Outstanding Securities [Table Text Block]
Outstanding Securities as of June 1, 2023

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class 1 Units[1]	Unlimited	0	42,614,349
[1]	Prior to July 31, 2020, Class 1 was known as the Brokerage Class.

Class 1 [Member] | General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks
•	Loss of capital, up to the entire amount of an Investor’s investment.
•	Investing indirectly in Investment Funds that may be newly organized and therefore have no, or only limited, operating histories.
•
The Fund’s Units represent illiquid securities of an unlisted closed‑end fund, are not listed on any securities exchange or traded in any other market, and are subject to substantial limitations on transferability.

•	The Adviser and Investment Fund Managers may face conflicts of interest.

Class 1 [Member] | Investment Program Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Program Risks
•
The Fund’s performance depends upon the performance of the Master Fund and the Investment Fund Managers and selected strategies, the adherence by such Investment Fund Managers to such selected strategies, the instruments used by such Investment Fund Managers, the Adviser’s ability to select Investment Fund Managers and strategies and effectively allocate Master Fund assets among them and the co‑investments selected by the Adviser. The Fund is organized to provide Investors with a multi-strategy investment program and not as an indirect way to gain access to any particular Investment Fund.

•
The Fund’s investment portfolio through the Master Fund will consist of Investment Funds which hold securities issued primarily by privately held companies, and will also consist of investments directly in companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.
•
The securities in which an Investment Fund Manager may invest, or in which the Master Fund may invest directly as a co‑investment, may be among the most junior in a portfolio company’s capital structure and, thus, subject to the greatest risk of loss. Generally, there will be no collateral to protect an investment once made.

•
Subject to the limitations and restrictions of the 1940 Act, the Fund and the Master Fund may borrow money or otherwise utilize leverage through a credit facility or other arrangements for investment purposes, to satisfy repurchase requests and for other temporary purposes, which may increase the Fund’s volatility.

•
Subject to the limitations and restrictions of the 1940 Act, the Master Fund may use derivative transactions, primarily equity options and swaps, for hedging purposes. Options and swaps transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non‑correlation with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or the clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Master Fund could present significant risks, including the risk of losses in excess of the amounts invested.

•
An Investment Fund Manager’s investments, depending upon strategy, and the Master Fund’s co‑investments, may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.

•
Fund Investors will bear two layers of fees and expenses: asset-based fees and expenses at the Fund and the Master Fund level, and asset-based fees, carried interests, incentive allocations or fees and expenses at the Investment Fund level.

•
By investing in the Subsidiaries, the Master Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Master Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act and be subject to the same policies and restrictions as the Master Fund as they relate to the investment portfolio.

•
The Fund and the Master Fund are non‑diversified funds, which means that the percentage of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, although it will be limited by each of the Fund’s and the Master Fund’s intention to qualify as a RIC under the Code. As a result, the investment portfolios of the Fund and the Master Fund may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
•	Fund Investors will have no right to receive information about the Investment Funds or Investment Fund Managers, and will have no recourse against Investment Funds or their Investment Fund Managers.
•
Each of the Fund and the Master Fund (but not the Subsidiaries) intends to qualify as a RIC under the Code; this will limit the percentage of each Fund’s assets that may be invested in the securities of a single issuer. If either the Fund or the Master Fund fails to qualify as such, it may be subject to increased income tax liability.

•
The Fund and the Master Fund are subject to the risk that Investment Fund Managers may not provide information sufficient to ensure that each of the Fund and the Master Fund qualifies as a RIC under the Code.

•
The Master Fund is permitted to invest up to 25% of its total assets in the Corporate Subsidiary, a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary is organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and non‑U.S. sources, as well as any applicable state taxes, which will reduce the Master Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Master Fund. Changes in the tax laws of the United States and/or the State of Delaware could result in the inability of the Master Fund and/or the Corporate Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its members.

•
The Fund is subject to, and indirectly invests in Investment Funds that are subject to, risks associated with legal and regulatory changes applicable to private equity funds, such as the Investment Funds, hedge funds, and real estate funds.

•	The Fund may invest indirectly a substantial portion of its assets in Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy.
•
The Master Fund’s investments in Investment Funds, and many of the investments held by the Investment Funds, and the Master Fund’s co‑investments, will be priced in the absence of a readily available market and may be priced based on determinations of fair value. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Neither the Adviser nor the Board will be able to confirm independently the accuracy of the Investment Fund Managers’ valuations (which are unaudited, except at year‑end) or the co‑investment valuations. This risk is exacerbated to the extent that Investment Funds generally provide valuations only on a quarterly basis. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Units, on a monthly basis.

•
The Master Fund may not be able to vote on matters that require the approval of Investment Fund investors, including matters that could adversely affect the Master Fund’s investment in such Investment Fund.

•	The Fund, through the Master Fund, may receive from an Investment Fund an in‑kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
•	The Master Fund may invest in a number of Investment Funds, resulting in investment-related expenses that may be higher than if the Master Fund invested in only one Investment Fund.
•	Investment Funds located outside of the U.S. may be subject to withholding taxes in such jurisdictions, which may reduce the return of the Fund and its Investors.
•	Investment Funds will not be registered as investment companies under the 1940 Act, and, therefore, the Fund’s investments in Investment Funds will not benefit from the protections of the 1940 Act.
•
The Fund and the Master Fund are registered as investment companies under the 1940 Act, which may limit such funds’ investment flexibility or access to certain types of investments, including secondary investments, compared to a fund that is not so registered.

•	Investment Fund Managers may invest the Investment Funds’ assets in securities of early-stage venture investments which may result in or contribute to significant losses to the Fund.
•
To maintain liquidity and to fund Investment Fund capital calls, the Master Fund may invest in ETFs designed to track equity indexes and in cash and short-term securities. The Adviser expects that, even when fully invested, the Master Fund may from time to time hold up to 30% of its assets in liquid investments.

The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Master Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Master Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The risks of ETFs designed to track equity indexes may include passive strategy risk (the ETF may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country, or currency, which could cause returns to be lower or higher than if an active strategy were used), non‑correlation risk (the ETF’s return may not match the returns of the relevant index), equity securities risk (the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions), market trading risks (the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF), and concentration risk (to the extent the ETF or underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market).
•
The Master Fund may maintain a sizeable cash position in anticipation of funding capital calls. Even though the Master Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to an Investment Fund at the time of its admission to the Investment Fund. Instead, the Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Investment Fund.

Holding a sizeable cash position may result in lower returns than if the Master Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including an adverse impact on the Master Fund’s ability to fund capital contributions, the Fund’s ability to pay for repurchases of Units tendered by Investors or each of the Fund’s and the Master Fund’s ability to meet expenses generally. Moreover, if the Master Fund defaults on its commitment to an Investment Fund or fails to satisfy capital calls to an Investment Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Investment Fund. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow through a credit facility or other arrangements, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Master Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
•
Investment Fund Managers may invest the Investment Funds’ assets in securities of non‑U.S. issuers, including those in emerging markets, and the Master Fund’s assets may be invested in Investment Funds that may be denominated in non‑U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, the Master Fund and/or an Investment Fund may be subject to foreign taxation which may reduce the Fund’s yield.
Issuers of foreign securities are subject to different accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Investment Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit an Investment Fund’s ability to invest in securities of certain issuers located in those countries.
•
While the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Master Fund may be more concentrated due to its anticipated focus on co‑investments and/or secondaries. This increased concentration may subject the Master Fund, and thus the Fund, to greater risk and volatility than if the Master Fund were less concentrated. In addition, while the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Master Fund may hold a substantial portion of its assets in ETFs, cash and short term investments as it seeks desirable investments for the private equity portion of the Master Fund’s portfolio.

•
The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which focus on utilities infrastructure (e.g., conventional and renewable power and transmission, electricity, gas and water networks) and/or transportation infrastructure (e.g., airports, ports, railways, and roads). Concentration in these sectors may subject the Master Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

•
An Investment Fund Manager may focus on a particular industry or sector (e.g., energy, utilities, transportation, financial services, healthcare, real estate, credit, consumer products, natural resources, precious metals, industrials, and technology), which may subject the Investment Fund, and thus the Fund, through the Master Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

•
An Investment Fund Manager may focus on a particular country or geographic region, which may subject the Investment Fund, and thus the Fund, through the Master Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

•
An Investment Fund’s assets may be invested in a limited number of securities, or portfolio companies which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in a larger number of securities.

•	Secondary investments may be acquired based on incomplete or imperfect information, and may expose the Fund, through the Master Fund, to contingent liabilities, counterparty risks, reputational risks and execution risks. Additionally, the absence of a recognized “market” price means that the Master Fund cannot be assured that it is realizing the most favorable price in connection with trades in secondaries.

•
The realization of portfolio company investments made as co‑investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund or Master Fund, because the co‑investors may require an exit procedure requiring notification of the other co‑investors and possibly giving the other co‑investors a right of first refusal or other such contractually limiting right.

•
Third-party co‑investors may also have economic or business interests or goals that are inconsistent with those of the Fund or Master Fund, or may be in a position to take or block action in a manner contrary to the Fund’s or Master Fund’s investment objectives.

•
The Fund or Master Fund may indirectly make binding commitments to co‑investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such co‑investment vehicles.

•
The Fund and Master Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Class 2 Class 3 Class 4 Class 5 [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class 2	Class 3	Class 4	Class 5
Investor Transaction Expenses
Maximum sales load (as a percentage of purchase amount)	None	None	None	3.50%(1)
Maximum early repurchase fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%	2.00%

Annual Expenses (as a percentage of net assets attributable to Units)
Management Fee(3)	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service Fee(4)	0.50%	0.25%	0.00%	1.00%
Other Expenses(5), (7)	0.79%	0.79%	0.79%	0.79%
Acquired Fund Fees and Expenses (6)	1.07%	1.07%	1.07%	1.07%
Total Annual Expenses	3.06%	2.81%	2.56%	3.56%
(1)
Investors purchasing Class 5 Units may be charged a sales load of up to 3.50% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments will be subject to a sales load in the amounts set forth below:

Investment Amount	Sales Load
Less than $250,000	3.50%
$250,000 – $499,999	2.50%
$500,000 – $999,999	2.00%
$1,000,000 or more	0.00%
See “Management of the Fund—The Distributor and Distribution Arrangements.” The Distributor may elect to reduce, otherwise modify or waive the sales load with respect to certain investors. See “Application for Investment Program.”
(2)
A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class 2	Class 3	Class 4	Class 5
Investor Transaction Expenses
Maximum sales load (as a percentage of purchase amount)	None	None	None	3.50%(1)
Maximum early repurchase fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%	2.00%

Annual Expenses (as a percentage of net assets attributable to Units)
Management Fee(3)	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service Fee(4)	0.50%	0.25%	0.00%	1.00%
Other Expenses(5), (7)	0.79%	0.79%	0.79%	0.79%
Acquired Fund Fees and Expenses (6)	1.07%	1.07%	1.07%	1.07%
Total Annual Expenses	3.06%	2.81%	2.56%	3.56%
(3)
The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.

(4)
The Class 2, Class 3 and Class 5 Units will pay the Distributor the Distribution and/or Service Fee at an annualized rate of 0.50% of the net assets of the Fund that are attributable to Class 2 Units, 0.25% of the net assets of the Fund that are attributable to Class 3 Units and 1.00% of the net assets of the Fund that are attributable to Class 5 Units, in each case determined as of the end of each month. The Fund will also pay the Distributor an ongoing distribution and/or service fee with respect to the Class 1 units of the Fund, which are offered in a separate prospectus. These Distribution and/or Service Fees are paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub‑accounting with respect to Units beneficially owned by Investors; and processing dividend payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to Selling Agents that provide distribution and investor services to Investors. For purposes of determining the Distribution and/or Service Fee payable to the Distributor for any month, net asset value is calculated prior to giving effect to the payment of the Distribution and/or Service Fee and prior to the deduction of any other asset-based fees (e.g., the management fee and any administration fee).

(5)
“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.

(6)
Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 1.07% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
(7)
The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, the Master Fund and each Subsidiary (for purposes of this section, the Master Fund and the Subsidiaries are referred to collectively as the “Underlying Funds”) to waive the management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co‑investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co‑investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund, (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (h) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the Distribution and/or Service Fees (as applicable) paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Funds’ administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Funds’ professional fees (outside of professional fees related to transactions), the Funds’ organizational costs and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fee, the applicable Underlying Funds, will be obligated to pay the Adviser all such amounts paid, waived, or reimbursed by the Adviser pursuant to the Expense Cap, provided that (A) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (B) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (C) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty‑six (36) months after the date such amounts are paid, waived, or reimbursed by the Adviser. The Expense Limitation and Reimbursement Agreement shall remain in effect until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class 2 Units	$51	$95	$161	$337
Class 3 Units	$49	$87	$148	$314
Class 4 Units	$46	$80	$136	$290
Class 5 Units	$89	$140	$213	$404
The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example above; if the actual return were greater, the amount of fees and expenses would increase.

Purpose of Fee Table , Note [Text Block]
The following table illustrates the expenses and fees that the Fund expects to incur and that Investors can expect to bear directly or indirectly. Investors will indirectly bear fees and expenses of the Master Fund, which are reflected in the following chart and in the example below.
The purpose of the table above is to assist you in understanding the various costs and expenses you will bear directly or indirectly as an Investor in the Fund. The table assumes the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Fund, see “Fees and Expenses.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategies	The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), a Delaware limited liability company also registered under the 1940 Act as a non‑diversified, closed‑end management investment company. The Master Fund has the same investment objective and identical investment policies as those of the Fund. This form of investment structure is commonly known as a “master-feeder fund” arrangement. In addition to units of the Master Fund, the Fund may hold a portion of its assets in cash to pay for current operating expenses. The Adviser also acts as investment adviser to the Master Fund.
Under normal circumstances, the Master Fund expects to invest, directly or indirectly, primarily in any of (i) private equity investments of any type, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and investments in companies that are typically made alongside one or more Investment Funds (“Co‑Investment Opportunities”), (ii) exchange-traded funds (“ETFs”) designed to track equity indexes and (iii) cash, cash equivalents and other short-term investments. The allocation among these types of investments may vary from time to time.
The Master Fund may make investments directly or indirectly through its two wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Each Subsidiary has the same investment objective and strategies as the Master Fund and, like the Fund and the Master Fund, is managed by the Adviser. The Master Fund may invest up to 25% of its total assets in a wholly-owned subsidiary organized as a Delaware limited liability company (the “Corporate Subsidiary”). The Master Fund’s investment in the Corporate Subsidiary permits the Master Fund to pursue its investment objective and strategies in a potentially tax‑efficient manner. The Master Fund may also invest all or a portion of its assets in a second wholly-owned subsidiary organized as a Delaware limited liability company (the “Lead Fund”). The Lead Fund was organized for the purpose of facilitating the Master Fund’s use of a revolving credit facility (as discussed below).
Except as otherwise provided, references to the Fund’s investments also will refer to the Master Fund’s investments and each Subsidiary’s investments, in each case, for the convenience of the reader.
The Adviser believes that the Fund’s investment program will offer a unique approach to private equity investing for “accredited investors” (as used in this Prospectus, “Eligible Investors”) who previously have not had access to high quality private equity investment funds and co‑investments in portfolio companies. In pursuing the Fund’s investment objective, the Adviser will allocate capital in the private equity portion of its portfolio across primary and secondary investments in Investment Funds and co‑investments in portfolio companies. The Adviser will seek to invest across a broad spectrum of Investment Funds (e.g., buyout, growth capital, special situations, credit, private infrastructure, real estate, real assets, and other private asset funds), determined by a diverse selection of geographies (e.g., North America, Europe, Asia, and emerging markets) and vintage years (i.e., the year in which an Investment Fund begins investing).
Notwithstanding the foregoing, while the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Adviser to date has invested the private equity portion of its portfolio primarily in co‑investments and/or secondaries of Investment Funds. At any given time, the Master Fund’s geographic diversification may be overweighted to one geography, with a corresponding underweighting of, or potentially even the exclusion of, other geographies. In addition, the Master Fund’s ability to access certain types of investment opportunities, including secondary investments, may be limited by legal, regulatory or tax considerations related to the Master Fund’s status as a registered investment company, resulting in periods during which the Master Fund may not have any exposure to such investments.
The Fund has been structured with the intent of seeking to alleviate or reduce a number of the burdens typically associated with private equity investing, such as funding capital calls on short notice, reinvesting distribution proceeds, meeting large minimum commitment amounts, and receiving tax reporting on potentially late Schedule K‑1s. To maintain liquidity and to fund Investment Fund capital calls, the Master Fund may invest in ETFs designed to track equity indexes and, to a lesser extent, in cash and short-term securities. In addition, the Master Fund may use derivative instruments, primarily equity options and swaps, for hedging purposes to help protect the value of its ETF investments. Furthermore, the Master Fund may hold a substantial portion of the Master Fund’s assets in ETFs, cash and short term investments as it seeks desirable investments for the private equity portion of the Master Fund’s portfolio.
In addition to the foregoing, the Master Fund may utilize a revolving credit facility to satisfy repurchase requests, to meet capital calls and to otherwise provide the Master Fund with temporary liquidity.
The Master Fund has obtained an exemptive order from the SEC that permits the Master Fund to invest alongside affiliates, including certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

Risk Factors [Table Text Block]
Risk Factors	While the benefits of investing in private equity may be considerable, private equity is not for everyone. Private equity investments involve significant risks, including a total loss of capital. The risks associated with private equity arise from several factors including: limited diversification, the use of leverage, limited liquidity and capital calls made on short notice (failure by the Master Fund to meet capital call obligations may result in significantly negative consequences including a total loss of investment). Except as otherwise noted herein, references in this section to the “Master Fund” also include the Subsidiaries, which share the same risks as the Master Fund. Additional risks involved in investing in the Fund include:
General Risks
•	Loss of capital, up to the entire amount of an Investor’s investment.
•	Investing indirectly in Investment Funds that may be newly organized and therefore have no, or only limited, operating histories.
•
The Fund’s Units represent illiquid securities of an unlisted closed‑end fund, are not listed on any securities exchange or traded in any other market, and are subject to substantial limitations on transferability.

•	The Adviser and Investment Fund Managers may face conflicts of interest.
Investment Program Risks
•
The Fund’s performance depends upon the performance of the Master Fund and the Investment Fund Managers and selected strategies, the adherence by such Investment Fund Managers to such selected strategies, the instruments used by such Investment Fund Managers, the Adviser’s ability to select Investment Fund Managers and strategies and effectively allocate Master Fund assets among them and the co‑investments selected by the Adviser. The Fund is organized to provide Investors with a multi-strategy investment program and not as an indirect way to gain access to any particular Investment Fund.

•
The Fund’s investment portfolio through the Master Fund will consist of Investment Funds which hold securities issued primarily by privately held companies, and will also consist of investments directly in companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

•
The securities in which an Investment Fund Manager may invest, or in which the Master Fund may invest directly as a co‑investment, may be among the most junior in a portfolio company’s capital structure and, thus, subject to the greatest risk of loss. Generally, there will be no collateral to protect an investment once made.

•
Subject to the limitations and restrictions of the 1940 Act, the Fund and the Master Fund may borrow money or otherwise utilize leverage through a credit facility or other arrangements for investment purposes, to satisfy repurchase requests and for other temporary purposes, which may increase the Fund’s volatility.

•
Subject to the limitations and restrictions of the 1940 Act, the Master Fund may use derivative transactions, primarily equity options and swaps, for hedging purposes. Options and swaps transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non‑correlation with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or the clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Master Fund could present significant risks, including the risk of losses in excess of the amounts invested.

•
An Investment Fund Manager’s investments, depending upon strategy, and the Master Fund’s co‑investments, may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.

•
Fund Investors will bear two layers of fees and expenses: asset-based fees and expenses at the Fund and the Master Fund level, and asset-based fees, carried interests, incentive allocations or fees and expenses at the Investment Fund level.

•
By investing in the Subsidiaries, the Master Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Master Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act and be subject to the same policies and restrictions as the Master Fund as they relate to the investment portfolio.

•
The Fund and the Master Fund are non‑diversified funds, which means that the percentage of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, although it will be limited by each of the Fund’s and the Master Fund’s intention to qualify as a RIC under the Code. As a result, the investment portfolios of the Fund and the Master Fund may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

•	Fund Investors will have no right to receive information about the Investment Funds or Investment Fund Managers, and will have no recourse against Investment Funds or their Investment Fund Managers.
•
Each of the Fund and the Master Fund (but not the Subsidiaries) intends to qualify as a RIC under the Code; this will limit the percentage of each Fund’s assets that may be invested in the securities of a single issuer. If either the Fund or the Master Fund fails to qualify as such, it may be subject to increased income tax liability.

•
The Fund and the Master Fund are subject to the risk that Investment Fund Managers may not provide information sufficient to ensure that each of the Fund and the Master Fund qualifies as a RIC under the Code.

•
The Master Fund is permitted to invest up to 25% of its total assets in the Corporate Subsidiary, a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary is organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and non‑U.S. sources, as well as any applicable state taxes, which will reduce the Master Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Master Fund. Changes in the tax laws of the United States and/or the State of Delaware could result in the inability of the Master Fund and/or the Corporate Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its members.

•	The Fund is subject to, and indirectly invests in Investment Funds that are subject to, risks associated with legal and regulatory changes applicable to private equity funds, such as the Investment Funds, hedge funds, and real estate funds.
•	The Fund may invest indirectly a substantial portion of its assets in Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy.
•
The Master Fund’s investments in Investment Funds, and many of the investments held by the Investment Funds, and the Master Fund’s co-investments, will be priced in the absence of a readily available market and may be priced based on determinations of fair value. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Neither the Adviser nor the Board will be able to confirm independently the accuracy of the Investment Fund Managers’ valuations (which are unaudited, except at year‑end) or the co‑investment valuations. This risk is exacerbated to the extent that Investment Funds generally provide valuations only on a quarterly basis. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Units, on a monthly basis.

•
The Master Fund may not be able to vote on matters that require the approval of Investment Fund investors, including matters that could adversely affect the Master Fund’s investment in such Investment Fund.

•	The Fund, through the Master Fund, may receive from an Investment Fund an in‑kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
•	The Master Fund may invest in a number of Investment Funds, resulting in investment-related expenses that may be higher than if the Master Fund invested in only one Investment Fund.
•	Investment Funds located outside of the U.S. may be subject to withholding taxes in such jurisdictions, which may reduce the return of the Fund and its Investors.
•	Investment Funds will not be registered as investment companies under the 1940 Act, and, therefore, the Fund’s investments in Investment Funds will not benefit from the protections of the 1940 Act.
•
The Fund and the Master Fund are registered as investment companies under the 1940 Act, which may limit such funds’ investment flexibility or access to certain types of investments, including secondary investments, compared to a fund that is not so registered.

•	Investment Fund Managers may invest the Investment Funds’ assets in securities of early-stage venture investments which may result in or contribute to significant losses to the Fund.
•
To maintain liquidity and to fund Investment Fund capital calls, the Master Fund may invest in ETFs designed to track equity indexes and in cash and short-term securities. The Adviser expects that, even when fully invested, the Master Fund may from time to time hold up to 30% of its assets in liquid investments.

The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Master Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Master Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

The risks of ETFs designed to track equity indexes may include passive strategy risk (the ETF may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country, or currency, which could cause returns to be lower or higher than if an active strategy were used), non‑correlation risk (the ETF’s return may not match the returns of the relevant index), equity securities risk (the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions), market trading risks (the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF), and concentration risk (to the extent the ETF or underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market).

•
The Master Fund may maintain a sizeable cash position in anticipation of funding capital calls. Even though the Master Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to an Investment Fund at the time of its admission to the Investment Fund. Instead, the Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Investment Fund.

Holding a sizeable cash position may result in lower returns than if the Master Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including an adverse impact on the Master Fund’s ability to fund capital contributions, the Fund’s ability to pay for repurchases of Units tendered by Investors or each of the Fund’s and the Master Fund’s ability to meet expenses generally. Moreover, if the Master Fund defaults on its commitment to an Investment Fund or fails to satisfy capital calls to an

Investment Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Investment Fund. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow through a credit facility or other arrangements, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Master Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

•
Investment Fund Managers may invest the Investment Funds’ assets in securities of non‑U.S. issuers, including those in emerging markets, and the Master Fund’s assets may be invested in Investment Funds that may be denominated in non‑U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, the Master Fund and/or an Investment Fund may be subject to foreign taxation which may reduce the Fund’s yield.

Issuers of foreign securities are subject to different accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Investment Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit an Investment Fund’s ability to invest in securities of certain issuers located in those countries.

•
While the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Master Fund may be more concentrated due to its anticipated focus on co‑investments and/or secondaries. This increased concentration may subject the Master Fund, and thus the Fund, to greater risk and volatility than if the Master Fund were less concentrated. In addition, while the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Master Fund may hold a substantial portion of its assets in ETFs, cash and short term investments as it seeks desirable investments for the private equity portion of the Master Fund’s portfolio.

•
The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which focus on utilities infrastructure (e.g., conventional and renewable power and transmission, electricity, gas and water networks) and/or transportation infrastructure (e.g., airports, ports, railways, and roads). Concentration in these sectors may subject the Master Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.
•
An Investment Fund Manager may focus on a particular industry or sector (e.g., energy, utilities, transportation, financial services, healthcare, real estate, credit, consumer products, natural resources, precious metals, industrials, and technology), which may subject the Investment Fund, and thus the Fund, through the Master Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

•
An Investment Fund Manager may focus on a particular country or geographic region, which may subject the Investment Fund, and thus the Fund, through the Master Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

•
An Investment Fund’s assets may be invested in a limited number of securities, or portfolio companies which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in a larger number of securities.

•
Secondary investments may be acquired based on incomplete or imperfect information, and may expose the Fund, through the Master Fund, to contingent liabilities, counterparty risks, reputational risks and execution risks. Additionally, the absence of a recognized “market” price means that the Master Fund cannot be assured that it is realizing the most favorable price in connection with trades in secondaries.

•
The realization of portfolio company investments made as co‑investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund or Master Fund, because the co‑investors may require an exit procedure requiring notification of the other co‑investors and possibly giving the other co‑investors a right of first refusal or other such contractually limiting right.

•
Third-party co‑investors may also have economic or business interests or goals that are inconsistent with those of the Fund or Master Fund, or may be in a position to take or block action in a manner contrary to the Fund’s or Master Fund’s investment objectives.

•
The Fund or Master Fund may indirectly make binding commitments to co‑investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such co‑investment vehicles.

•
The Fund and Master Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF UNITS
General
The Fund is a limited liability company organized under the laws of the state of Delaware and has elected to be treated as a RIC for U.S. federal income tax purposes. The Fund is authorized to issue an unlimited number of units and may divide the units into one or more Classes. The units are currently offered in five Classes: Class 1, Class 2, Class 3, Class 4 and Class 5. This Prospectus offers Class 2, Class 3, Class 4, and Class 5 Units of the Fund. Class 1 units are offered in a separate prospectus. Each Class has separate investment minimum and fee arrangements. The members of the Fund are entitled to one vote for each unit held of the Fund (or Class thereof), on matters on which units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non‑assessable. Any meeting of Investors may be called by the Board or Investors holding one‑third of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
An Investor is permitted to exchange units between Classes of the Fund, provided that the Investor’s aggregate investment meets the minimum initial investment requirements in the applicable Class, that the units of the applicable Class are eligible for sale in the Investor’s state of residence and that the units are otherwise available for offer and sale. Investors should review the prospectus for Class 1 units of the Fund to determine whether they are eligible to invest in such units. When an individual Investor cannot meet the initial investment requirements of the applicable Class, exchanges of units from one Class to the applicable Class will be permitted if such Investor’s investment is made by an intermediary that has discretion over the account and that has invested other clients’ assets in the Fund which when aggregated together with such Investor’s investment meet the initial investment requirements for the applicable Class. Investors will not be charged any fees by the Fund for such exchanges, nor shall any intermediary charge any fees for such exchanges. Additionally, the time period for determining the imposition of any early repurchase fee associated with the repurchase of an Investor’s units will not be affected by an exchange transaction. Ongoing fees and expenses incurred by a given Class will differ from those of other Classes, and an Investor receiving new units in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. Exchange transactions will be effected only into an identically registered account. Exchange transactions will not be treated as a redemption for federal income tax purposes. Investors should consult their tax advisors as to the federal, foreign, state and local tax consequences of an intra-Fund exchange. Such exchange transactions must be effected according to other applicable law. The Fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.
Investors are not liable for further calls or assessments, except that an Investor may be obligated to repay any funds wrongfully distributed to such Investor. The Fund will send periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors. Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, (i) those candidates for election to be a Director receiving a plurality of the votes cast at any meeting of Members shall be elected as Directors, and (ii) all other actions of the Members taken at a meeting shall require the affirmative vote of Members holding a majority of the total number of votes eligible to be cast by those Members who are present in person or by proxy at such meeting.
Outstanding Securities as of June 1, 2023

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class 2 Units[1]	Unlimited	0	14,617,135
Class 3 Units[2]	Unlimited	0	21,260,861
Class 4 Units[3]	Unlimited	0	8,083,589
Class 5 Units[4]	Unlimited	0	3,269,649
[1]	Prior to July 31, 2020, Class 2 was known as the Advisory Class.
[2]	Prior to July 31, 2020, Class 3 was known as the Institutional Class.
[3]	Prior to July 31, 2020, Class 4 was known as the Institutional Plus Class. Prior to October 1, 2015, the Institutional Plus Class was known as the Advisory Class.
[4]	Class 5 commenced operations on July 31, 2020.

Outstanding Securities [Table Text Block]
Outstanding Securities as of June 1, 2023

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class 2 Units[1]	Unlimited	0	14,617,135
Class 3 Units[2]	Unlimited	0	21,260,861
Class 4 Units[3]	Unlimited	0	8,083,589
Class 5 Units[4]	Unlimited	0	3,269,649
[1]	Prior to July 31, 2020, Class 2 was known as the Advisory Class.
[2]	Prior to July 31, 2020, Class 3 was known as the Institutional Class.
[3]	Prior to July 31, 2020, Class 4 was known as the Institutional Plus Class. Prior to October 1, 2015, the Institutional Plus Class was known as the Advisory Class.
[4]	Class 5 commenced operations on July 31, 2020.

Class 2 Class 3 Class 4 Class 5 [Member] | General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks
•	Loss of capital, up to the entire amount of an Investor’s investment.
•	Investing indirectly in Investment Funds that may be newly organized and therefore have no, or only limited, operating histories.
•
The Fund’s Units represent illiquid securities of an unlisted closed‑end fund, are not listed on any securities exchange or traded in any other market, and are subject to substantial limitations on transferability.

•	The Adviser and Investment Fund Managers may face conflicts of interest.

Class 2 Class 3 Class 4 Class 5 [Member] | Investment Program Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Program Risks
•
The Fund’s performance depends upon the performance of the Master Fund and the Investment Fund Managers and selected strategies, the adherence by such Investment Fund Managers to such selected strategies, the instruments used by such Investment Fund Managers, the Adviser’s ability to select Investment Fund Managers and strategies and effectively allocate Master Fund assets among them and the co‑investments selected by the Adviser. The Fund is organized to provide Investors with a multi-strategy investment program and not as an indirect way to gain access to any particular Investment Fund.

•
The Fund’s investment portfolio through the Master Fund will consist of Investment Funds which hold securities issued primarily by privately held companies, and will also consist of investments directly in companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

•
The securities in which an Investment Fund Manager may invest, or in which the Master Fund may invest directly as a co‑investment, may be among the most junior in a portfolio company’s capital structure and, thus, subject to the greatest risk of loss. Generally, there will be no collateral to protect an investment once made.

•
Subject to the limitations and restrictions of the 1940 Act, the Fund and the Master Fund may borrow money or otherwise utilize leverage through a credit facility or other arrangements for investment purposes, to satisfy repurchase requests and for other temporary purposes, which may increase the Fund’s volatility.

•
Subject to the limitations and restrictions of the 1940 Act, the Master Fund may use derivative transactions, primarily equity options and swaps, for hedging purposes. Options and swaps transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non‑correlation with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or the clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Master Fund could present significant risks, including the risk of losses in excess of the amounts invested.

•
An Investment Fund Manager’s investments, depending upon strategy, and the Master Fund’s co‑investments, may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.

•
Fund Investors will bear two layers of fees and expenses: asset-based fees and expenses at the Fund and the Master Fund level, and asset-based fees, carried interests, incentive allocations or fees and expenses at the Investment Fund level.

•
By investing in the Subsidiaries, the Master Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Master Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act and be subject to the same policies and restrictions as the Master Fund as they relate to the investment portfolio.

•
The Fund and the Master Fund are non‑diversified funds, which means that the percentage of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, although it will be limited by each of the Fund’s and the Master Fund’s intention to qualify as a RIC under the Code. As a result, the investment portfolios of the Fund and the Master Fund may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

•	Fund Investors will have no right to receive information about the Investment Funds or Investment Fund Managers, and will have no recourse against Investment Funds or their Investment Fund Managers.
•
Each of the Fund and the Master Fund (but not the Subsidiaries) intends to qualify as a RIC under the Code; this will limit the percentage of each Fund’s assets that may be invested in the securities of a single issuer. If either the Fund or the Master Fund fails to qualify as such, it may be subject to increased income tax liability.

•
The Fund and the Master Fund are subject to the risk that Investment Fund Managers may not provide information sufficient to ensure that each of the Fund and the Master Fund qualifies as a RIC under the Code.

•
The Master Fund is permitted to invest up to 25% of its total assets in the Corporate Subsidiary, a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary is organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and non‑U.S. sources, as well as any applicable state taxes, which will reduce the Master Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Master Fund. Changes in the tax laws of the United States and/or the State of Delaware could result in the inability of the Master Fund and/or the Corporate Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its members.

•	The Fund is subject to, and indirectly invests in Investment Funds that are subject to, risks associated with legal and regulatory changes applicable to private equity funds, such as the Investment Funds, hedge funds, and real estate funds.
•	The Fund may invest indirectly a substantial portion of its assets in Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy.
•
The Master Fund’s investments in Investment Funds, and many of the investments held by the Investment Funds, and the Master Fund’s co-investments, will be priced in the absence of a readily available market and may be priced based on determinations of fair value. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Neither the Adviser nor the Board will be able to confirm independently the accuracy of the Investment Fund Managers’ valuations (which are unaudited, except at year‑end) or the co‑investment valuations. This risk is exacerbated to the extent that Investment Funds generally provide valuations only on a quarterly basis. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Units, on a monthly basis.

•
The Master Fund may not be able to vote on matters that require the approval of Investment Fund investors, including matters that could adversely affect the Master Fund’s investment in such Investment Fund.

•	The Fund, through the Master Fund, may receive from an Investment Fund an in‑kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
•	The Master Fund may invest in a number of Investment Funds, resulting in investment-related expenses that may be higher than if the Master Fund invested in only one Investment Fund.
•	Investment Funds located outside of the U.S. may be subject to withholding taxes in such jurisdictions, which may reduce the return of the Fund and its Investors.
•	Investment Funds will not be registered as investment companies under the 1940 Act, and, therefore, the Fund’s investments in Investment Funds will not benefit from the protections of the 1940 Act.
•
The Fund and the Master Fund are registered as investment companies under the 1940 Act, which may limit such funds’ investment flexibility or access to certain types of investments, including secondary investments, compared to a fund that is not so registered.

•	Investment Fund Managers may invest the Investment Funds’ assets in securities of early-stage venture investments which may result in or contribute to significant losses to the Fund.
•
To maintain liquidity and to fund Investment Fund capital calls, the Master Fund may invest in ETFs designed to track equity indexes and in cash and short-term securities. The Adviser expects that, even when fully invested, the Master Fund may from time to time hold up to 30% of its assets in liquid investments.

The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Master Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Master Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

The risks of ETFs designed to track equity indexes may include passive strategy risk (the ETF may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country, or currency, which could cause returns to be lower or higher than if an active strategy were used), non‑correlation risk (the ETF’s return may not match the returns of the relevant index), equity securities risk (the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions), market trading risks (the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF), and concentration risk (to the extent the ETF or underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market).

•
The Master Fund may maintain a sizeable cash position in anticipation of funding capital calls. Even though the Master Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to an Investment Fund at the time of its admission to the Investment Fund. Instead, the Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Investment Fund.

Holding a sizeable cash position may result in lower returns than if the Master Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including an adverse impact on the Master Fund’s ability to fund capital contributions, the Fund’s ability to pay for repurchases of Units tendered by Investors or each of the Fund’s and the Master Fund’s ability to meet expenses generally. Moreover, if the Master Fund defaults on its commitment to an Investment Fund or fails to satisfy capital calls to an

Investment Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Investment Fund. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow through a credit facility or other arrangements, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Master Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

•
Investment Fund Managers may invest the Investment Funds’ assets in securities of non‑U.S. issuers, including those in emerging markets, and the Master Fund’s assets may be invested in Investment Funds that may be denominated in non‑U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, the Master Fund and/or an Investment Fund may be subject to foreign taxation which may reduce the Fund’s yield.

Issuers of foreign securities are subject to different accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Investment Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit an Investment Fund’s ability to invest in securities of certain issuers located in those countries.

•
While the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Master Fund may be more concentrated due to its anticipated focus on co‑investments and/or secondaries. This increased concentration may subject the Master Fund, and thus the Fund, to greater risk and volatility than if the Master Fund were less concentrated. In addition, while the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Master Fund may hold a substantial portion of its assets in ETFs, cash and short term investments as it seeks desirable investments for the private equity portion of the Master Fund’s portfolio.

•
The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which focus on utilities infrastructure (e.g., conventional and renewable power and transmission, electricity, gas and water networks) and/or transportation infrastructure (e.g., airports, ports, railways, and roads). Concentration in these sectors may subject the Master Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.
•
An Investment Fund Manager may focus on a particular industry or sector (e.g., energy, utilities, transportation, financial services, healthcare, real estate, credit, consumer products, natural resources, precious metals, industrials, and technology), which may subject the Investment Fund, and thus the Fund, through the Master Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

•
An Investment Fund Manager may focus on a particular country or geographic region, which may subject the Investment Fund, and thus the Fund, through the Master Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

•
An Investment Fund’s assets may be invested in a limited number of securities, or portfolio companies which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in a larger number of securities.

•
Secondary investments may be acquired based on incomplete or imperfect information, and may expose the Fund, through the Master Fund, to contingent liabilities, counterparty risks, reputational risks and execution risks. Additionally, the absence of a recognized “market” price means that the Master Fund cannot be assured that it is realizing the most favorable price in connection with trades in secondaries.

•
The realization of portfolio company investments made as co‑investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund or Master Fund, because the co‑investors may require an exit procedure requiring notification of the other co‑investors and possibly giving the other co‑investors a right of first refusal or other such contractually limiting right.

•
Third-party co‑investors may also have economic or business interests or goals that are inconsistent with those of the Fund or Master Fund, or may be in a position to take or block action in a manner contrary to the Fund’s or Master Fund’s investment objectives.

•
The Fund or Master Fund may indirectly make binding commitments to co‑investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such co‑investment vehicles.

•
The Fund and Master Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Class 2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[7]
Management Fees [Percent]	0.70%	[8]
Distribution/Servicing Fees [Percent]	0.50%	[9]
Acquired Fund Fees and Expenses [Percent]	1.07%	[10]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.79%	[11],[12]
Total Annual Expenses [Percent]	3.06%
Expense Example, Year 01	$ 51
Expense Example, Years 1 to 3	95
Expense Example, Years 1 to 5	161
Expense Example, Years 1 to 10	$ 337
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 2
Security Voting Rights [Text Block]	All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Class 3 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[7]
Management Fees [Percent]	0.70%	[8]
Distribution/Servicing Fees [Percent]	0.25%	[9]
Acquired Fund Fees and Expenses [Percent]	1.07%	[10]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.79%	[11],[12]
Total Annual Expenses [Percent]	2.81%
Expense Example, Year 01	$ 49
Expense Example, Years 1 to 3	87
Expense Example, Years 1 to 5	148
Expense Example, Years 1 to 10	$ 314
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 3
Security Voting Rights [Text Block]	All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Class 4 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[7]
Management Fees [Percent]	0.70%	[8]
Distribution/Servicing Fees [Percent]	0.00%	[9]
Acquired Fund Fees and Expenses [Percent]	1.07%	[10]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.79%	[11],[12]
Total Annual Expenses [Percent]	2.56%
Expense Example, Year 01	$ 46
Expense Example, Years 1 to 3	80
Expense Example, Years 1 to 5	136
Expense Example, Years 1 to 10	$ 290
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 4
Security Voting Rights [Text Block]	All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Class 5 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[13]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[7]
Management Fees [Percent]	0.70%	[8]
Distribution/Servicing Fees [Percent]	1.00%	[9]
Acquired Fund Fees and Expenses [Percent]	1.07%	[10]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.79%	[11],[12]
Total Annual Expenses [Percent]	3.56%
Expense Example, Year 01	$ 89
Expense Example, Years 1 to 3	140
Expense Example, Years 1 to 5	213
Expense Example, Years 1 to 10	$ 404
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 5
Security Voting Rights [Text Block]	All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Common Shares1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 1 Units	[14]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	42,614,349
Common Shares2 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 2 Units	[15]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	14,617,135
Common Shares3 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 3 Units	[16]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	21,260,861
Common Shares4 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 4 Units	[17]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	8,083,589
Common Shares5 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 5 Units	[18]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	3,269,649

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”
[2]	The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.
[3]	The Class 1 Units will pay the Distributor the Distribution and/or Service Fee at an annualized rate of 0.75% of the net assets of the Fund that are attributable to Class 1 Units, determined as of the end of each month. The Fund will also pay the Distributor an ongoing distribution and/or service fee with respect to each of the Class 2, Class 3, and Class 5 units of the Fund, which are offered in a separate prospectus. The Distribution and/or Service Fee is paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub‑accounting with respect to Units beneficially owned by Investors; and processing dividend payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to Selling Agents that provide distribution and investor services to Investors. For purposes of determining the Distribution and/or Service Fee payable to the Distributor for any month, net asset value is calculated prior to giving effect to the payment of the Distribution and/or Service Fee and prior to the deduction of any other asset-based fees (e.g., the management fee and any administration fee).
[4]	Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 1.07% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[5]	The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, the Master Fund and each Subsidiary (for purposes of this section, the Master Fund and the Subsidiaries are referred to collectively as the “Underlying Funds”) to waive the management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund, (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Adviser), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (h) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the Distribution and/or Service Fees (as applicable) paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Funds’ administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Funds’ professional fees (outside of professional fees related to transactions), the Funds’ organizational costs and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fee, the applicable Underlying Funds, will be obligated to pay the Adviser all such amounts paid, waived, or reimbursed by the Adviser pursuant to the Expense Cap, provided that (A) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (B) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (C) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty-six (36) months after the date such amounts are paid, waived, or reimbursed by the Adviser. The Expense Limitation and Reimbursement Agreement shall remain in effect until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.
[6]	“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.
[7]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”
[8]	The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.
[9]	The Class 2, Class 3 and Class 5 Units will pay the Distributor the Distribution and/or Service Fee at an annualized rate of 0.50% of the net assets of the Fund that are attributable to Class 2 Units, 0.25% of the net assets of the Fund that are attributable to Class 3 Units and 1.00% of the net assets of the Fund that are attributable to Class 5 Units, in each case determined as of the end of each month. The Fund will also pay the Distributor an ongoing distribution and/or service fee with respect to the Class 1 units of the Fund, which are offered in a separate prospectus. These Distribution and/or Service Fees are paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub‑accounting with respect to Units beneficially owned by Investors; and processing dividend payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to Selling Agents that provide distribution and investor services to Investors. For purposes of determining the Distribution and/or Service Fee payable to the Distributor for any month, net asset value is calculated prior to giving effect to the payment of the Distribution and/or Service Fee and prior to the deduction of any other asset-based fees (e.g., the management fee and any administration fee).
[10]	Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 1.07% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[11]	The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, the Master Fund and each Subsidiary (for purposes of this section, the Master Fund and the Subsidiaries are referred to collectively as the “Underlying Funds”) to waive the management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co‑investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co‑investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund, (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (h) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the Distribution and/or Service Fees (as applicable) paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Funds’ administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Funds’ professional fees (outside of professional fees related to transactions), the Funds’ organizational costs and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fee, the applicable Underlying Funds, will be obligated to pay the Adviser all such amounts paid, waived, or reimbursed by the Adviser pursuant to the Expense Cap, provided that (A) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (B) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (C) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty‑six (36) months after the date such amounts are paid, waived, or reimbursed by the Adviser. The Expense Limitation and Reimbursement Agreement shall remain in effect until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.
[12]	“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.
[13]	Investors purchasing Class 5 Units may be charged a sales load of up to 3.50% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments will be subject to a sales load in the amounts set forth below: Investment Amount Less than $250,000 $250,000 – $499,999 $500,000 – $999,999 $1,000,000 or more Sales Load 3.50% 2.50% 2.00% 0.00% See “Management of the Fund—The Distributor and Distribution Arrangements.” The Distributor may elect to reduce, otherwise modify or waive the sales load with respect to certain investors. See “Application for Investment Program.”
[14]	Prior to July 31, 2020, Class 1 was known as the Brokerage Class.
[15]	Prior to July 31, 2020, Class 2 was known as the Advisory Class.
[16]	Prior to July 31, 2020, Class 3 was known as the Institutional Class.
[17]	Prior to July 31, 2020, Class 4 was known as the Institutional Plus Class. Prior to October 1, 2015, the Institutional Plus Class was known as the Advisory Class.
[18]	Class 5 commenced operations on July 31, 2020.